Material Accounting Policy Information (Policies)	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Basis of accounting		Basis of accounting The financial statements of the Company have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.
Functional and presentation currency

Functional and presentation currency

These financial statements are presented in United Stated Dollar (“USD”), which is the Company’s functional currency. All financial information is presented in USD.

3. Material Accounting Policy Information (Cont’d)

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

3. Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Company may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

3. Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Company designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Company has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Statement of cash flow

Statement of cash flow

The Company adopt the indirect method in the preparation of the statement of cash flow.

For the purpose of the statement of cash flows, cash and cash equivalents are cash on hand.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Basis of accounting	Basis of accounting The financial statements of the Group have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.		Basis of accounting The financial statements of the Group have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.
Functional and presentation currency

Functional and presentation currency

The functional currency of the Group is Ringgit Malaysia (“RM”). The consolidated financial statements are presented in United States Dollar (“USD”), which is the presentation currency of the Group. All financial information is presented in USD.

Functional and presentation currency

The functional currency of the Group is Ringgit Malaysia (“RM”). The consolidated financial statements are presented in United States Dollar (“USD”), which is the presentation currency of the Group. All financial information is presented in USD.

Basis of consolidation

Basis of consolidation

The Group adopts the merger method of accounting for all its subsidiaries.

A business combination involving entities under common control is a business combination in which all the combining subsidiary companies are ultimately controlled by the same party and parties both before and after the business combination, and that control is not transitory. Under the merger method of accounting, the results of subsidiary companies are presented as if the business combination had been affected throughout the current and previous financial years. The assets and liabilities combine are accounted for based on the carrying amounts from the perspective of the common control shareholder at the date of transfer. On consolidation, the difference between the carrying value of the investment in subsidiary companies and the share capital of the Group’s subsidiary companies is taken to merger reserve.

Basis of consolidation

The Group adopts the merger method of accounting for all its subsidiaries.

A business combination involving entities under common control is a business combination in which all the combining subsidiary companies are ultimately controlled by the same party and parties both before and after the business combination, and that control is not transitory. Under the merger method of accounting, the results of subsidiary companies are presented as if the business combination had been affected throughout the current and previous financial years. The assets and liabilities combine are accounted for based on the carrying amounts from the perspective of the common control shareholder at the date of transfer. On consolidation, the difference between the carrying value of the investment in subsidiary companies and the share capital of the Group’s subsidiary companies is taken to merger reserve.

Non-controlling interests

Non-controlling interests

At the acquisition date, components of non-controlling interests of the Group are measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable assets.

Non-controlling interests

At the acquisition date, components of non-controlling interests of the Group are measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable assets.

Investment in subsidiary companies	Investment in subsidiary companies In the Group’s separate financial statements, investment in subsidiary companies is stated at cost less accumulated impairment losses.		Investment in subsidiary companies In the Group’s separate financial statements, investment in subsidiary companies is stated at cost less accumulated impairment losses.
Investment in associates	Investment in associates Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.	Investment in associates Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.
3.	Material Accounting Policy Information (Cont’d)

Revenue

Revenue

Revenue is recognised at a point in time when they transfer control over a product or service to a customer and satisfy their performance obligation to a customer. Where applicable, rebates and discounts to customers are accounted as net of revenue according to contract. The revenue is recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Group recognises revenue from the following major sources:

(a)	Cellular therapy

Cellular therapy uses living cells to treat diseases by repairing damaged tissues, replacing lost cells, or boosting the body’s ability to fight illness.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(b)	Medical testing, laboratory and aesthetics beauty services

Medical testing, laboratory, and aesthetics beauty services cover a variety of procedures for health assessment and cosmetic enhancement.

Included in aesthetics beauty services are hair implant services, whereby, the revenue recognised are based on profit sharing basis as agreed with another counterparty.

Principal versus agent

When another party is involved in providing services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is classified as a principal when it controls the specified service before it is transferred to the customer. This control implies that the Group is responsible for fulfilling the service and bears the associated risks and rewards. Conversely, the Group is an agent if its obligation is to arrange for the service to be provided by another party without controlling it before transfer. In this case, the Group recognises revenue as a fee or commission for facilitating the service.

For hair implant services, the Group exercises control over the delivery of the service before it reaches the customer. Consequently, the Group is deemed a principal for these services and recognises revenue based on the total amount charged to the customer.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(c)	Consultation fee

Consultation fee is the charge imposed by a doctor for providing medical advice, diagnosis, and treatment recommendations during a visit. This fee covers the time and expertise of the healthcare professional and may vary based on the complexity of the case and the doctor’s experience.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(d)	Sale of medicine and healthcare product

The sale of medicine and healthcare products involves distributing pharmaceuticals and wellness items to improve health, with strict regulations to ensure safety and effectiveness.

Revenue is recognised when the transfer of significant risk and rewards of ownership of the goods to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably.

Revenue

Revenue is recognised at a point in time when they transfer control over a product or service to a customer and satisfy their performance obligation to a customer. Where applicable, rebates and discounts to customers are accounted as net of revenue according to contract. The revenue is recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Group recognises revenue from the following major sources:

(a)	Cellular therapy

Cellular therapy uses living cells to treat diseases by repairing damaged tissues, replacing lost cells, or boosting the body’s ability to fight illness.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(b)	Medical testing, laboratory and aesthetics beauty services

Medical testing, laboratory, and aesthetics beauty services cover a variety of procedures for health assessment and cosmetic enhancement.

Included in aesthetics beauty services are hair implant services, whereby, the revenue recognised are based on profit sharing basis as agreed with another counterparty.

Principal versus agent

When another party is involved in providing services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is classified as a principal when it controls the specified service before it is transferred to the customer. This control implies that the Group is responsible for fulfilling the service and bears the associated risks and rewards. Conversely, the Group is an agent if its obligation is to arrange for the service to be provided by another party without controlling it before transfer. In this case, the Group recognises revenue as a fee or commission for facilitating the service.

For hair implant services, the Group exercises control over the delivery of the service before it reaches the customer. Consequently, the Group is deemed a principal for these services and recognises revenue based on the total amount charged to the customer.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(c)	Consultation fee

Consultation fee is the charge imposed by a doctor for providing medical advice, diagnosis, and treatment recommendations during a visit. This fee covers the time and expertise of the healthcare professional and may vary based on the complexity of the case and the doctor’s experience.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

The Group recognises revenue from the following major sources: (Cont’d)

(d)	Sale of medicine and healthcare product

The sale of medicine and healthcare products involves distributing pharmaceuticals and wellness items to improve health, with strict regulations to ensure safety and effectiveness.

Revenue is recognised when the transfer of significant risk and rewards of ownership of the goods to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably.

Leases

Leases

Lessee accounting

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. Right-of-use assets are initially measured at cost less any accumulated amortisation and accumulated impairment losses, and adjusted for any remeasurement of the lease liabilities. Amortisation is computed on the straight-line basis over the lease period.

The lease liabilities are initially measured at the present value of the lease payments that are paid at commencement date, discounted using the interest rate implicit in the lease contract. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

Leases

Lessee accounting

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. Right-of-use assets are initially measured at cost less any accumulated amortisation and accumulated impairment losses, and adjusted for any remeasurement of the lease liabilities. Amortisation is computed on the straight-line basis over the lease period.

The lease liabilities are initially measured at the present value of the lease payments that are paid at commencement date, discounted using the interest rate implicit in the lease contract. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are measured at cost less any accumulated depreciation and accumulated impairment losses.

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture and fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Property, plant and equipment

Property, plant and equipment are measured at cost less any accumulated depreciation and accumulated impairment losses.

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture and fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

3.	Material Accounting Policy Information (Cont’d)

Inventories

Inventories

Inventories are stated at lower of cost or net realisable value. Cost of inventories comprises the original cost of purchase plus incidental costs incurred in bringing the inventories to their present location, and accounted for on a first-in, first-out basis.

Inventories

Inventories are stated at lower of cost or net realisable value. Cost of inventories comprises the original cost of purchase plus incidental costs incurred in bringing the inventories to their present location, and accounted for on a first-in, first-out basis.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised in the Group’s statements of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial instruments

Financial assets and financial liabilities are recognised in the Group’s statements of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Group may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Group recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Group has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

(iii)	Financial assets at FVTOCI

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in fair value in OCI on an investment-by-investment basis. Financial assets categorized as FCVOCI are subsequently measured at fair value, with unrealized gains and losses recognized directly in OCI and accumulated under fair value reserve in equity. The Group has designated investment in quoted shares as at FVTOCI.

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Group may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Group recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

3.	Material Accounting Policy Information (Cont’d)

Financial assets (Cont’d)

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Group has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

3.	Material Accounting Policy Information (Cont’d)

Impairment of financial assets

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses (“ECL”) on trade receivables, other receivables and deposits, amount owing due associates as well as cash and bank balances. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group recognises lifetime ECL for trade receivables. The Group considers past loss experience, timing of billing and observable data such as current changes and future forecasts in economic conditions to estimate the amount of expected impairment loss. The methodology and assumptions including any forecasts of future economic conditions are reviewed regularly.

For all other financial instruments, the Group recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Reversal of impairment loss to profit or loss, if any, is restricted to not exceeding what the amortised cost would have been had the impairment not been recognised previously.

Significant increase in credit risk

In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Group compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information such as financial evaluation of the creditworthiness of the debtors, ageing of receivables, defaults and past due amounts, past experience with the debtors, current conditions and reasonable forecast of future economic conditions.

The Group presume that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 365 days past due, unless the Group have reasonable and supportable information that demonstrates otherwise.

Probability of default

The Group consider the information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full, as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets are generally not recoverable.

The Group consider that default has occurred when a financial asset is more than 365 days past due unless the Group have reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Write-off policy

The Group write off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, with case-by-case assessment performed based on indicators such as insolvency or demise. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss as bad debts recovered.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expect to receive, discounted at the original effective interest rate.

If the Group have measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determine at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measure the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.

The Group recognise an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses (“ECL”) on trade receivables, other receivables and deposits, amount owing due associates as well as cash and bank balances. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group recognises lifetime ECL for trade receivables. The Group considers past loss experience, timing of billing and observable data such as current changes and future forecasts in economic conditions to estimate the amount of expected impairment loss. The methodology and assumptions including any forecasts of future economic conditions are reviewed regularly.

For all other financial instruments, the Group recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Reversal of impairment loss to profit or loss, if any, is restricted to not exceeding what the amortised cost would have been had the impairment not been recognised previously.

Significant increase in credit risk

In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Group compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information such as financial evaluation of the creditworthiness of the debtors, ageing of receivables, defaults and past due amounts, past experience with the debtors, current conditions and reasonable forecast of future economic conditions.

The Group presume that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 365 days past due, unless the Group have reasonable and supportable information that demonstrates otherwise.

Probability of default

The Group consider the information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full, as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets are generally not recoverable.

The Group consider that default has occurred when a financial asset is more than 365 days past due unless the Group have reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

3.	Material Accounting Policy Information (Cont’d)

Impairment of financial assets (Cont’d)

Write-off policy

The Group write off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, with case-by-case assessment performed based on indicators such as insolvency or demise. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss as bad debts recovered.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expect to receive, discounted at the original effective interest rate.

If the Group have measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determine at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measure the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.

The Group recognise an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Segments reporting

Segments reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and make overall strategic decisions. The Group’s operating segments are organised and managed separately according to the nature of the products and services provided, with each segment representing a strategic business unit that offers different products and serves different markets.

Segments reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and make overall strategic decisions. The Group’s operating segments are organised and managed separately according to the nature of the products and services provided, with each segment representing a strategic business unit that offers different products and serves different markets.

3.	Material Accounting Policy Information (Cont’d)

Intangible assets

Intangible assets

The Group’s intangible assets comprise trademark, patent, and technical know-how related to Stem Cell Cultivation. These intangible assets were acquired and initially recognised at their respective purchase costs, in accordance with IFRS 38. The Group amortises the intangible assets over their estimated useful lives on a systematic basis, reflecting the pattern in which the economic benefits are expected to be consumed. The Group also assesses the intangible assets for impairment annually, or whenever there are indicators that the carrying amounts may not be recoverable.

Trademark

Trademark costs are capitalised as intangible assets when they meet the recognition criteria under IFRS 138. The trademark supports the branding and marketing of the Company’s stem cell products, contributing to future economic benefits through product recognition and market positioning. Management assesses the assets for impairment indicators annually or when events suggest the carrying amount may not be recoverable.

Patent

Patent expenditures are recognised as intangible assets when it is demonstrable that the patent will generate probable future economic benefits, either through product protection, commercialisation, or licensing. The risk of impairment is considered in relation to changes in technology, regulatory environment, or market demand, with impairment reviews performed when such indicators arise.

Technical Know-How Stem Cell Cultivation

Technical know-how related to the stem cell cultivation process is capitalised when development expenditures meet the recognition requirements under MFRS 138, including technical feasibility and reliable measurement. The know-how provides economic benefits through improved production efficiency and proprietary processes. Due to the evolving nature of biotechnology, there is an inherent risk of impairment, which is assessed regularly based on commercial viability and continued relevance of the processes.

Intangible assets

The Group’s intangible assets comprise trademark, patent, and technical know-how related to Stem Cell Cultivation. These intangible assets were acquired and initially recognised at their respective purchase costs, in accordance with IFRS 38. The Group amortises the intangible assets over their estimated useful lives on a systematic basis, reflecting the pattern in which the economic benefits are expected to be consumed. The Group also assesses the intangible assets for impairment annually, or whenever there are indicators that the carrying amounts may not be recoverable.

Trademark

Trademark costs are capitalised as intangible assets when they meet the recognition criteria under IFRS 138. The trademark supports the branding and marketing of the Company’s stem cell products, contributing to future economic benefits through product recognition and market positioning. Management assesses the assets for impairment indicators annually or when events suggest the carrying amount may not be recoverable.

Patent

Patent expenditures are recognised as intangible assets when it is demonstrable that the patent will generate probable future economic benefits, either through product protection, commercialisation, or licensing. The risk of impairment is considered in relation to changes in technology, regulatory environment, or market demand, with impairment reviews performed when such indicators arise.

Technical Know-How Stem Cell Cultivation

Technical know-how related to the stem cell cultivation process is capitalised when development expenditures meet the recognition requirements under MFRS 138, including technical feasibility and reliable measurement. The know-how provides economic benefits through improved production efficiency and proprietary processes. Due to the evolving nature of biotechnology, there is an inherent risk of impairment, which is assessed regularly based on commercial viability and continued relevance of the processes.

Statement of cash flow

Statement of cash flow

The Group adopts the indirect method in the preparation of the statements of cash flow.

For the purpose of the statements of cash flows, cash and cash equivalents are cash and bank balances.

Statement of cash flow

The Group adopts the indirect method in the preparation of the statements of cash flow.

For the purpose of the statements of cash flows, cash and cash equivalents are cash and bank balances.

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Basis of accounting	Basis of accounting The financial statements of the Company have been prepared under the historical cost unless otherwise indicated in the accounting policy information below.
Functional and presentation currency

Functional and presentation currency

These financial statements are presented in United Stated Dollar (“USD”), which is the Company’s functional currency. All financial information is presented in USD.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.

Financial assets

Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortised cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Company may make the following irrevocable election/designation at initial recognition of a financial asset:

●	the Company may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and

●	the Company may irrevocably designate a debt instrument that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)	Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognises interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

(ii)	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

●	Investments in equity instruments are classified as at FVTPL, unless the Company designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

●	Financial assets that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called “accounting mismatch”) that would arise from measuring assets or liabilities or recognising the gains and losses on them on different bases. The Company has designated investment in quoted unit trust and other investment as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss from other financial assets are recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other operating income” or “other operating expenses” line item.

Financial liabilities

Financial liabilities

All financial liabilities are measured subsequently at amortised cost using the effective interest method.

Financial liabilities measured subsequently at amortised cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortised cost using the effective interest method.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortised cost of a financial liability.

Statement of cash flow

Statement of cash flow

The Company adopt the indirect method in the preparation of the statement of cash flow.

For the purpose of the statement of cash flows, cash and cash equivalents are cash on hand.